Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, at beginning of the period	$ 7,300	$ 6,006
Additions	1,733	3,907
Amortization	(2,236)	(2,027)
Write-off		(586)
Balance, at end of the period	6,797	$ 7,300
Less: Current portion of financing costs	(2,077)
Financing costs, non-current portion	$ 4,720